UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22211

IVA FIDUCIARY TRUST

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 10th Floor, New York, NY 10022

(Address of principal executive offices) (zip code)

Michael W. Malafronte
International Value Advisers, LLC
717 Fifth Avenue
10th Floor
New York, NY 10022

(Name and address of agent for service)

Copy to:

Michael S. Caccese, Esq.
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2950

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: SUM0703
100 Summer Street, 7th Floor
Boston, MA 02111

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30
Date of reporting period: March 31, 2017

Item 1. Report to Shareholders.

IVA Worldwide Fund
IVA International Fund

Semi-Annual Report
March 31, 2017

Advised by International Value Advisers, LLC	An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Contents	IVA Funds

2	An Owner’s Manual
3	Letter from the President
4	Letter from the Portfolio Managers
6	Management’s Discussion of Fund Performance
IVA Worldwide Fund
8	Performance
9	Portfolio Composition
10	Schedule of Investments
IVA International Fund
20	Performance
21	Portfolio Composition
22	Schedule of Investments
31	Statements of Assets and Liabilities
32	Statements of Operations
33	Statements of Changes in Net Assets
34	Financial Highlights
40	Notes to Financial Statements
48	Additional Information
49	Fund Expenses

1

An Owner’s Manual	IVA Funds

An Atypical Investment Strategy

We manage both the IVA Worldwide and IVA International Funds with a dual attempt that is unusual in the mutual fund world: in the short-term (12-18 months), our attempt is to try to preserve capital, while in the longer-term (5-10 years, i.e., over a full economic cycle), we seek to perform better than the MSCI All Country World Index, in the case of your IVA Worldwide Fund, and the MSCI All Country World (ex-U.S.) Index, in the case of your IVA International Fund.

The Worldwide Fund is typically used by investors who are looking for an “all weather fund” where we are given the latitude to decide how much we should have in the U.S. versus outside the U.S. The International Fund is typically used by investors who practice asset allocation and want to decide for themselves how much should be allocated to a domestic manager and how much should be allocated to a pure “international” (i.e., non-U.S.) manager, yet at the same time are looking for a lower risk – and lower volatility – exposure to international markets than may be obtained from a more traditional international fund.

We believe our investment approach is very different from the traditional approach of most mutual funds. We are trying to deliver returns that are as absolute as possible, i.e., returns that try to be as resilient as possible in down markets, while many of our competitors try to deliver good relative performance, i.e., try to beat an index, and thus would be fine with being down 15% if their benchmark is down 20%.

Why do we have such an unusual strategy (which, incidentally, is not easy to carry out)? Because we believe this strategy makes sense for many investors. We are fond of the quote by Mark Twain: “There are two times in a man’s life when he should not speculate: the first time is when he cannot afford to; the second time is when he can.” We realize that many investors cannot tolerate high volatility and appreciate that “life’s bills do not always come at market tops.” This strategy also appeals to us at International Value Advisers since we “eat our own cooking” for a significant part of our savings (invested in IVA products) and we have an extreme aversion to losing money.

An Eclectic Investment Approach

Here is how we try to implement our strategy:

We don’t hug benchmarks. In practical terms, this means we are willing to make big “negative bets,” i.e., having nothing or little in what has become big in the benchmark. Conversely, we will generally seek to avoid overly large positive bets.

We prefer having diversified portfolios (100 to 150 names). Because we invest on a global basis, we believe that diversification helps protect against weak corporate governance or insufficient disclosure, or simply against “unknown unknowns.” We like the flexibility to invest in small, medium and large companies, depending on where we see value.

We attempt to capture equity-type returns through fixed income securities but predominantly when credit markets (or sub-sets of them) are depressed and offer this potential.

We hold some gold, either in bullion form or via gold mining securities, as we believe gold provides a good hedge in either an inflationary or deflationary period, and it can help mitigate currency debasement over time.

We are willing to hold cash when we cannot find enough cheap securities that we like or when we find some, yet the broader market (Mr. Market) seems fully priced. We will seek to use that cash as ammunition for future bargains.

At the individual security level, we ask a lot of questions about “what can go wrong?” and will establish not only a “base case intrinsic value” but also a “worst case scenario” (What could prove us wrong? If we were wrong, are we likely to lose 25%, 30%, or even more of the money invested?). As a result, we will miss some opportunities, yet hopefully, we will also avoid instances where we experience a permanent impairment of value.

2

Letter from the President	IVA Funds

Dear Shareholder:

This report covers the six month period ended March 31, 2017. The IVA Worldwide Fund and IVA International Fund (the “Funds”) are now in their ninth year and the Funds’ investment adviser, International Value Advisers, LLC, remains pleased with the Funds’ performance since their inception on October 1, 2008.

The investing environment and the factors influencing our investment decisions have not changed significantly over the last six months. Nor has our investment approach, which emphasizes capital preservation over the short-term while still providing the capacity to outperform equity indices over the long-term. Since inception, we have been, and will continue to be, absolute return oriented investors. We are willing to have a high “active share” and deviate significantly from our benchmarks. We believe that our investment approach represents one of the best ways to invest one’s money, in fact, almost everyone employed by IVA is a shareholder.

Looking back over letters I have written in the past, I wanted to emphasize some points after what has been a relatively quiet six month period:

1.	Our investment strategy does not give us any room for excuses. The Funds are fortunate to be managed by Charles de Vaulx and Chuck de Lardemelle.

2.
We do not pay attention to benchmark performance over a month, a quarter or a year and we are willing to endure short-term underperformance and let cash build when we cannot find enough attractive investment opportunities.

3.
The responsibility we have to our clients spans many different departments at IVA. The investment team and the marketing and client service group are the most visible to our shareholders. IVA is also supported by excellent people in operations and accounting. It is extremely rewarding for me to observe the continued development, commitment, and strong work ethic of all my colleagues.

4.
We manage our firm and our clients’ assets with a simple philosophy that establishes an order of priority for everything that we do. Our work begins with the client, proceeds to the firm, then to our colleagues, and finally, to the partners. This is and always will be the progression. If our clients are taken care of, the rest falls into place. At IVA, every working component is structured to benefit the client.

I want to offer my thanks to all my colleagues and to our shareholders for their continued support.

Michael W. Malafronte, President

Effective February 22, 2011, the IVA Worldwide Fund and IVA International Fund are closed to new investors.

3

Letter from the Portfolio Managers	IVA Funds

May 1, 2017

Dear Fellow Shareholders,

During the period under review, October 1, 2016 to March 31, 2017, markets continued their upward journey. While equities owned by both Funds outperformed their indices of reference, the large cash position detracted from performance. The absolute performance over the period was satisfactory, in our opinion.

We believe that the sizeable cash position in both Funds is warranted given elevated valuations in all asset classes in the United States, substantial and unsustainable credit growth in China, political risks in relation to the eurozone, and rising short-term interest rates in the United States. These issues would be surmountable as investors if valuations were commensurate with these risks. We do not believe this is the case today.

We are however stock pickers at heart, and with the help of our analysts, we’ve been able to unearth a number of attractive investments over the period, in particular in Europe during the last quarter of 2016, and in Korea and emerging markets in the first quarter of 2017.

For the International Fund in particular, we were able to put a sizeable chunk of cash to work over the period, with cash moving from 34.1% to 28.1% over the period while the International Fund equity allocation moved from 53.9% to 61.3%. This is not a function of some macro views on economies outside the United States; rather this is the result of finding what we believe are a few undervalued businesses around the world, which led to sizeable investments in Airbus, Bureau Veritas, Kangwon Land and Korea Tobacco & Ginseng for both Funds, as well as a few South American names in Mexico, Chile, and Brazil for the International Fund.

The rally in European equities in the first quarter of 2017 cut our European buying spree short. The names available in emerging markets tend to be small, constraining the size of the positions we establish there. Valuations in emerging markets are at substantial discounts to the United States; likewise, European markets have underperformed the U.S. market massively over the last few years, albeit for a good reason: European markets are heavily weighted towards financials, with the underlying issue of the sustainability of the euro, and therefore suspicious balance sheets; while U.S. indices are loaded with expensive, yet fast growing internet related names, such as Facebook or Amazon. Striking how absent these types of investments are from European or Japanese indices.

For the Worldwide Fund, sizeable European investments over the period were offset by sales in the U.S. of substantially all of our mortgage real estate investment trust (REIT) preferred shares as well as selling out of a few U.S. equity names.

We continue to carry a sizeable gold bullion position in both Funds. We view gold bullion as a currency that central bankers cannot debase, and as a useful hedge in both portfolios against extreme outcomes. While gold bullion historically has gone up in price during most bear markets in the United States, obviously past performance is no guarantee of future performance... In particular, if the next bear market in the U.S. is triggered by higher real interest rates, rather than by a recession, it is possible that gold may not perform as we anticipate. It is interesting to note however that in both Venezuela, where hyperinflation wiped out investors, as well as in Greece, where deflation led to financial ruin for most, gold protected wealth well.

4

Letter from the Portfolio Managers	IVA Funds

We remain concerned by the large and growing amounts of worldwide debt outstanding as a percentage of global GDP, by the derelict global monetary system, as well as the furious credit growth in China and the volatile political situation in Europe, which eventually could result in a breakup of the eurozone (We believe Italy might be the weakest link there). Rising short-term interest rates in the U.S., in the context of one of the longest bull markets in history, coupled with an advanced economic cycle in the U.S. and very high valuations by historical standards, warrant a conservative and prudent capital allocation in our opinion, and explain why an allocation to gold bullion is warranted in your Funds, and why the cash (invested in commercial paper of our choosing) remains at high levels.

We continue to work hard to find suitable investments, to avoid speculations, and to compound your hard-earned savings at a reasonable rate, while doing our utmost to preserve capital. We appreciate your continued confidence and thank you for your support.

Charles de Vaulx, Chief Investment Officer and Portfolio Manager

Chuck de Lardemelle, Portfolio Manager

5

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

The election of Donald Trump as President of the United States stunned the world and was by far the defining event of the period under review. The news, for the most part, was calmly digested by markets. Immediately following the election, bonds were struck with the reality that inflation and higher interest rates may become a byproduct of any fiscal stimulus package initiated by President Trump and a Republican-controlled Congress. Equities fared better, especially in the U.S., as markets embraced an optimistic view of a “pro-business” Trump administration that would cut taxes, engage in deficit spending and roll back regulations. The global equity markets continued their “Trump-Trade” driven rally into the New Year and through most of the first quarter of 2017. There was an interruption in this rally following President Trump’s setback in healthcare reform at the end of March, as investors began to question his ability to accomplish his other goals such as corporate tax cuts, infrastructure spending and deregulation. However, these doubts seem to have been fleeting, as the market rebounded after only a few days of volatility. Helping to buoy markets at the end of the period, the U.S. Federal Reserve signaled in March that although they intend to gradually increase rates, they still want to proceed cautiously.

Over the period, our equity exposure decreased from 52.1% to 50.8% in the Worldwide Fund and increased from 53.9% to 61.3% in the International Fund. Cash increased from 37.3% to 40.7% in the Worldwide Fund and decreased from 34.1% to 28.2% in the International Fund. We found new equity opportunities over the period. In both Funds, we initiated a new position in BMW AG (Germany, consumer discretionary), Airbus Group SE (Netherlands, industrials) and KT&G Corp. (South Korea, consumer staples). We also added to our position in Bureau Veritas SA (France, industrials), which is now a top 10 name in both Funds. In the International Fund only, we added multiple new names, including TOTVS SA (Brazil, technology), Doshisha Co., Ltd. (Japan, consumer discretionary) and DONGKOOK Pharmaceutical Co., Ltd. (South Korea, health care). In the Worldwide Fund only, we added Ralph Lauren Corp. (U.S., consumer discretionary).

While we were able to find new names, some of our existing names approached our intrinsic value estimates and in those cases we trimmed and even eliminated positions entirely. Yokogawa Electric Corp. (Japan, technology) was sold by both Funds. In the Worldwide Fund only, names that we eliminated included Raymond James Financial Inc. (U.S., financials) and Hewlett Packard Enterprise Co. (U.S., technology).

Fixed income exposure decreased in both Funds as we trimmed corporate bond positions and reduced our exposure to short-dated bonds denominated in Singapore dollars over the period. In the Worldwide Fund, fixed income decreased from 3.3% to 2.5% and in the International Fund, it decreased from 4.1% to 3.2%.

Our gold exposure through gold bullion decreased from 6.4% to 5.8% in the Worldwide Fund and from 7.6% to 7.1% in the International Fund.

IVA Worldwide Fund

The IVA Worldwide Fund Class A, at net asset value, returned 5.26% over the six-month period ended March 31, 2017 compared to the MSCI All Country World Index (Net) (the “Index”) return of 8.18% over the same period.

The IVA Worldwide Fund lagged the Index for the period, mostly due to the dilutive effect of our elevated cash position. Our equities outperformed, up 11.1%, compared to those in the Index* which were up 8.3%. Our U.S. names contributed 3.1%, led by a rally in financials and strong performance by some of our top 10 names, including DeVry Education Group Inc. (consumer discretionary) and Berkshire Hathaway Inc., Class ‘A’ and ‘B’ (holding company). Continental Europe contributed 0.9% and the United Kingdom added 0.7%, led by Antofagasta Plc (materials), which benefited from a rise in copper prices over the period. With markets robust around the globe, the only countries that detracted from return this period were Japan (taking away -0.3%) and Thailand (taking away -0.01%). In Japan, performance was hurt by Astellas Pharma Inc. (health care).

6

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

The top five individual contributors to return this period were: DeVry Education Group Inc. (U.S., consumer discretionary), Berkshire Hathaway Inc. Class ‘A’ and ‘B’ (U.S., holding company), Bank of America Corp. (U.S., financials), Samsung Electronics Co., Ltd. (South Korea, technology), Antofagasta Plc (U.K., materials). The top five individual detractors were: Astellas Pharma Inc. (Japan, health care), Hyundai Mobis Co., Ltd (South Korea, consumer discretionary), News Corp. Class ‘A’ and ‘B’ (U.S., consumer discretionary), CVS Health Corp. (U.S., consumer staples), Nestlé S.A. (Switzerland, consumer staples).

Collectively, fixed income contributed 0.3%. Gold was down -5.3% and detracted -0.4%.

In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period – the euro, Japanese yen, South Korean won and Australian dollar. Our currency hedges added 0.3%, helped the most by our hedge on the Japanese yen as it depreciated against the U.S. dollar over the period. At the end of the period, our currency hedges were: 39% Australian dollar, 9% euro, 25% Japanese yen, and 30% South Korean won.

IVA International Fund

The IVA International Fund Class A, at net asset value, returned 4.25% over the six-month period ended March 31, 2017 compared to the MSCI All Country World Index (ex-U.S.)(Net)(the “Index”) return of 6.51% over the same period.

The IVA International Fund lagged the Index for the period, mostly due to the dilutive effect of our elevated cash position. Our equities outperformed, up 7.4%, compared to those in the Index* which were up 6.6%. Our names in Continental Europe contributed the most to return, adding 1.5%. The United Kingdom added 1.0%, led by Antofagasta Plc (materials), which benefited from a rise in copper prices over the period. South Korea added 0.9%, led by Samsung Electronics Co., Ltd (technology). News Corp. Class ‘A’ and ‘B’ (U.S., consumer discretionary) detracted -0.2%. We hold News Corp. in our International portfolio due to its meaningful Australian exposure. With markets robust around the globe this period, the only countries that detracted from return were Hong Kong and Thailand, taking away a total of -0.03%.

The top five individual equity contributors to return this period were: Samsung Electronics Co., Ltd. (South Korea, technology), Antofagasta Plc (U.K., materials), Jardine Strategic Holdings Ltd. (Bermuda, holding company), Clear Media Ltd. (China, consumer discretionary), Hongkong & Shanghai Hotels Ltd. (Hong Kong, consumer discretionary). The top five individual detractors were: Astellas Pharma Inc. (Japan, health care), News Corp. Class ‘A’ and ‘B’ (U.S., consumer discretionary), Hyundai Mobis Co., Ltd (South Korea, consumer discretionary), APT Satellite Holdings Ltd. (Hong Kong, telecommunications services), Toho Co., Ltd. (Japan, consumer discretionary).

Collectively, fixed income contributed 0.2%. Gold was down -5.3% and detracted -0.5%.

In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period – the euro, Japanese yen, South Korean won and Australian dollar. Our currency hedges added 0.7%, helped the most by our hedge on the Japanese yen as it depreciated against the U.S. dollar over the period. At the end of the period, our currency hedges were: 39% Australian dollar, 9% euro, 36% Japanese yen, and 30% South Korean won.

Investment Risks: There are risks associated with investing in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

*The Index equity return excludes gold mining stocks.

7

IVA Worldwide Fund	IVA Funds
Performance (unaudited)	As of March 31, 2017

Average Annual Total Returns as of March 31, 2017	Six Months(a)	One Year	Five Year	Since Inception(b)

Class A	5.26%	10.17%	5.63%	8.65%
Class A (with a 5% maximum initial sales charge)	-0.01%	4.65%	4.55%	8.00%
Class C	4.91%	9.40%	4.83%	7.84%
Class I	5.43%	10.48%	5.88%	8.91%
MSCI All Country World Index (Net)(c)	8.18%	15.04%	8.37%	7.33%
Consumer Price Index(d)	1.14%	2.45%	1.28%	1.27%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)
The MSCI All Country World Index (Net) is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.

(d)
The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.

(e)
Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2017. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. The expense ratios for the Fund are as follows: 1.25% (Class A shares); 2.00% (Class C shares); and 1.00% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2017. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

8

IVA Worldwide Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2017

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Gold Bullion	5.8%

Berkshire Hathaway Inc., Class ‘A’, Class ‘B’	4.2%

Astellas Pharma Inc.	3.7%

Nestlé SA	2.2%

Bureau Veritas SA	2.1%

Oracle Corp.	1.8%

Samsung Electronics Co., Ltd.	1.5%

Mastercard Inc., Class ‘A’	1.4%

Antofagasta Plc	1.3%

CVS Health Corp.	1.3%

Top 10 positions represent 25.3% of total net assets.
(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

9

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	SHARES	DESCRIPTION	FAIR VALUE

COMMON STOCKS – 50.7%

Bermuda | 0.8%
	1,505,700	Jardine Strategic Holdings Ltd.	$63,239,400

China | 0.6%
	129,324	Baidu Inc., ADR (a)	22,310,977

	15,637,640	Clear Media Ltd.	18,109,600

	68,320,000	Springland International Holdings Ltd.	12,219,623

			52,640,200

France | 6.8%
	903,607	Alten SA	69,290,003

	3,705,607	Altran Technologies SA	62,380,562

	24,549,756	Bolloré SA	95,173,279

	177,361	Bolloré SA NV (a)	673,583

	8,037,087	Bureau Veritas SA	169,550,115

	2,258,966	Engie SA	32,003,000

	37,482	Financière de l’Odet SA	31,388,845

	94,455	Robertet SA	35,267,601

	57,677	Séché Environnement SA	1,699,454

	279,481	Sodexo SA	32,871,068

	200,614	Thales SA	19,402,598

	41,887	Wendel SA	5,308,583

			555,008,691

Germany | 0.9%
	284,050	Bayerische Motoren Werke AG	25,911,623

	332,556	Siemens AG	45,552,555

			71,464,178

Hong Kong | 0.8%
	3,507,587	Henderson Land Development Co. Ltd.	21,732,010

	37,372,159	Hongkong & Shanghai Hotels Ltd.	43,953,102

			65,685,112

Japan | 7.7%
	23,041,200	Astellas Pharma Inc.	303,407,879

	1,198,300	Azbil Corp.	40,255,475

	537,500	Benesse Holdings Inc.	16,801,401

	1,418,200	Cosel Co., Ltd.	19,273,660

	588,100	F@N Communications, Inc.	4,389,752

	289,700	FANUC Corp.	59,381,604

	755,700	Icom Inc. (b)	17,370,307

	211,200	Medikit Co., Ltd.	8,840,313

	509,000	Miraca Holdings Inc.	23,408,605

10	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	SHARES	DESCRIPTION	FAIR VALUE

Japan | 7.7% (continued)

	178,500	Nitto Kohki Co., Ltd.	$4,086,917

	328,700	Okinawa Cellular Telephone Co.	10,643,703

	1,064,000	Rohto Pharmaceutical Co., Ltd.	19,936,262

	390,200	Seven & i Holdings Co., Ltd.	15,288,354

	259,400	Techno Medica Co., Ltd.	4,939,621

	932,900	Toho Co., Ltd.	24,728,177

	11,298,800	Yahoo Japan Corp.	52,165,483

			624,917,513

Malaysia | 0.8%
	52,837,200	Genting Malaysia Berhad	65,068,973

Netherlands | 1.1%
	1,177,040	Airbus Group SE	89,566,659

Norway | 0.0%
	77,511	Golden Close Maritime Corp. Ltd. (a)(c)	—

South Africa | 0.4%
	2,535,416	Net 1 U.E.P.S. Technologies Inc. (a)	31,008,138

South Korea | 4.8%
	398,539	Hyundai Mobis Co., Ltd.	85,709,228

	474,241	Hyundai Motor Co.	66,791,521

	1,994,452	Kangwon Land, Inc.	68,128,468

	523,248	KT&G Corp.	45,619,851

	68,381	Samsung Electronics Co., Ltd.	125,963,391

			392,212,459

Switzerland | 3.4%
	473,828	Compagnie Financière Richemont SA	37,465,360

	2,351,279	Nestlé SA	180,398,134

	3,742,100	UBS Group AG	59,887,049

			277,750,543

Thailand | 0.2%

	33,397,500	Thaicom PCL	19,243,958

United Kingdom | 2.4%
	10,128,763	Antofagasta Plc	105,900,820

	4,773,700	HSBC Holdings Plc	38,930,140

	8,984,991	Millennium & Copthorne Hotels Plc	49,644,690

			194,475,650

See Notes to Financial Statements.	11

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	SHARES		DESCRIPTION	FAIR VALUE

United States | 20.0%
	14,434		Alphabet Inc., Class ‘A’ (a)	$12,237,145

	45,665		Alphabet Inc., Class ‘C’ (a)	37,881,857

	940,901		Amdocs Ltd.	57,385,552

	741,612		American Express Co.	58,668,925

	349,766		Aon Plc	41,513,727

	4,294,892		Bank of America Corp.	101,316,502

	1,190		Berkshire Hathaway Inc., Class ‘A’ (a)	297,321,500

	285,555		Berkshire Hathaway Inc., Class ‘B’ (a)	47,596,307

	149,135		Cimarex Energy Co.	17,820,141

	1,384,235		CVS Health Corp.	108,662,448

	2,447,875		DeVry Education Group Inc.	86,777,169

	557,158		Emerson Electric Co.	33,351,478

	1,018,852		Expeditors International of Washington, Inc.	57,554,950

	468,024		Flowserve Corp.	22,661,722

	66,596		Goldman Sachs Group, Inc.	15,298,433

			Liberty Interactive Corp. QVC Group,

	2,524,713		Series ‘A’ (a)	50,544,754

	454,930		Marsh & McLennan Cos., Inc.	33,614,778

	1,006,921		Mastercard Inc., Class ‘A’	113,248,405

	6,370,534		News Corp., Class ‘A’	82,816,942

	1,285,193		News Corp., Class ‘B’	17,350,106

	3,234,502		Oracle Corp.	144,291,134

	617,728		Ralph Lauren Corp.	50,418,959

	1,587,550		Teradata Corp. (a)	49,404,556

	428,963		Tiffany & Co.	40,880,174

	444,019		United Technologies Corp.	49,823,372

				1,628,441,036

			TOTAL COMMON STOCKS
			(Cost — $2,906,449,224)	4,130,722,510

PREFERRED STOCKS – 0.1%

United States | 0.1%
			CYS Investments Inc., Series ‘B’,
	297,755		7.5% due 4/30/2018 (d)	6,997,243

			TOTAL PREFERRED STOCKS
			(Cost — $6,125,729)	6,997,243

	PRINCIPAL
	AMOUNT
CORPORATE NOTES & BONDS – 2.0%

Norway | 0.0%
			Golden Close Maritime Corp. Ltd.,
	154,101	USD	8% due 3/29/2022 (c)(e)(f)	154,101

12	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

South Africa | 0.6%
			Gold Fields Orogen Holding (BVI) Ltd.,
	46,980,000	USD	4.875% due 10/7/2020 (e)	$47,449,800

Switzerland | 0.1%
	8,900,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	9,962,266

United States | 1.3%
			Brandywine Operating Partnership, LP,
	6,070,000	USD	5.7% due 5/1/2017	6,088,356

	9,684,000	USD	Era Group Inc., 7.75% due 12/15/2022	9,272,430

			Intelsat Jackson Holdings Ltd.:
	8,702,000	USD	7.5% due 4/1/2021	7,886,187

	29,476,000	USD	5.5% due 8/1/2023	24,354,545

	34,108,000	USD	Joy Global Inc., 5.125% due 10/15/2021	36,640,314

			Rowan Cos., Inc.:
	17,524,000	USD	4.875% due 6/1/2022	16,823,040

	3,786,000	USD	4.75% due 1/15/2024	3,416,865

				104,481,737

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $138,309,743)	162,047,904

CONVERTIBLE BONDS – 0.0%

Norway | 0.0%
			Golden Close Maritime Corp. Ltd.,
	523,946	USD	0% due 3/29/2022 (a)(c)	104,789

			TOTAL CONVERTIBLE BONDS
			(Cost — $274,257)	104,789

SOVEREIGN BONDS – 0.5%

Singapore | 0.5%
			Government of Singapore,
	48,812,000	SGD	2.5% due 6/1/2019	35,791,512

			TOTAL SOVEREIGN BONDS
			(Cost — $36,924,723)	35,791,512

	OUNCES
COMMODITIES – 5.8%
	380,678		Gold Bullion (a)	474,887,580

			TOTAL COMMODITIES
			(Cost — $532,545,604)	474,887,580

See Notes to Financial Statements.	13

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

PRINCIPAL
AMOUNT		DESCRIPTION	FAIR VALUE
SHORT-TERM INVESTMENTS – 40.7%

Commercial Paper | 40.6%
		Apple Inc.:
40,000,000	USD	0.69% due 4/6/2017 (e)	$39,995,427

25,000,000	USD	0.72% due 4/13/2017 (e)	24,993,744

30,000,000	USD	0.71% due 4/19/2017 (e)	29,988,932

30,000,000	USD	0.75% due 5/4/2017 (e)	29,979,770

22,000,000	USD	0.85% due 5/11/2017 (e)	21,981,935

33,000,000	USD	0.72% due 5/12/2017 (e)	32,972,203

25,000,000	USD	0.83% due 5/25/2017 (e)	24,971,927

32,000,000	USD	BASF SE, 0.85% due 4/24/2017 (e)	31,981,291

		Cisco Systems Inc.:
16,000,000	USD	0.66% due 4/5/2017 (e)	15,998,209

80,000,000	USD	0.7% due 4/12/2017 (e)	79,978,107

50,400,000	USD	0.8% due 5/3/2017 (e)	50,360,037

		Clorox Co.:
15,000,000	USD	1.13% due 5/8/2017 (e)	14,980,161

15,000,000	USD	1.18% due 5/9/2017 (e)	14,979,606

		Coca-Cola Co.:
66,000,000	USD	0.79% due 4/19/2017 (e)	65,972,586

50,000,000	USD	0.85% due 5/22/2017 (e)	49,938,828

15,000,000	USD	0.85% due 5/23/2017 (e)	14,981,273

30,000,000	USD	0.85% due 5/25/2017 (e)	29,960,950

		Colgate-Palmolive Co.:
24,000,000	USD	0.76% due 4/12/2017 (e)	23,993,792

30,000,000	USD	0.8% due 4/20/2017 (e)	29,986,867

		Danaher Corp.:
35,000,000	USD	0.75% due 4/7/2017 (e)	34,994,283

40,000,000	USD	0.75% due 4/10/2017 (e)	39,990,600

48,100,000	USD	0.85% due 4/13/2017 (e)	48,085,184

40,000,000	USD	0.75% due 4/17/2017 (e)	39,983,737

66,900,000	USD	0.9% due 4/18/2017 (e)	66,871,133

14,000,000	USD	Dover Corp., 1.15% due 4/6/2017 (e)	13,998,045

		Dow Chemical Co.:
15,000,000	USD	1.03% due 4/4/2017	14,998,157

9,000,000	USD	1.0% due 4/18/2017	8,994,744

		Engie SA:
35,000,000	USD	0.9% due 4/25/2017 (e)	34,978,635

26,000,000	USD	0.74% due 5/11/2017 (e)	25,973,113

25,000,000	USD	0.9% due 5/17/2017 (e)	24,970,037

14	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

PRINCIPAL
AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 40.6% (continued)

		Essilor International:
25,000,000	USD	0.95% due 5/24/2017 (e)	$24,965,125

25,000,000	USD	0.95% due 5/25/2017 (e)	24,964,403

		Estée Lauder Companies Inc.,
21,400,000	USD	0.73% due 4/7/2017 (e)	21,396,505

		Florida Power & Light Co.:
24,000,000	USD	1.0% due 4/6/2017	23,995,648

40,000,000	USD	0.87% due 4/7/2017	39,991,522

25,000,000	USD	0.92% due 4/17/2017	24,986,884

25,000,000	USD	0.91% due 4/19/2017	24,985,275

15,000,000	USD	1.07% due 5/12/2017	14,979,700

10,000,000	USD	1.12% due 5/12/2017	9,986,467

10,000,000	USD	1.12% due 5/15/2017	9,985,437

31,100,000	USD	1.15% due 5/18/2017	31,051,484

		Henkel Corp.:
63,000,000	USD	0.74% due 4/3/2017 (e)	62,995,637

44,500,000	USD	0.74% due 4/5/2017 (e)	44,494,833

23,900,000	USD	0.75% due 4/10/2017 (e)	23,894,383

25,000,000	USD	0.98% due 6/1/2017 (e)	24,959,312

		Johnson & Johnson:
45,900,000	USD	0.73% due 4/6/2017 (e)	45,894,117

7,000,000	USD	0.77% due 4/18/2017 (e)	6,997,253

18,000,000	USD	0.77% due 4/20/2017 (e)	17,992,120

20,200,000	USD	0.77% due 4/28/2017 (e)	20,187,337

39,000,000	USD	0.8% due 5/5/2017 (e)	38,968,984

50,500,000	USD	0.8% due 5/9/2017 (e)	50,454,866

		Kraft Heinz Foods Co.,
20,000,000	USD	1.1% due 4/17/2017 (e)	19,986,674

		L’Oréal USA Inc.:
10,000,000	USD	0.83% due 4/18/2017 (e)	9,995,835

46,000,000	USD	0.79% due 4/21/2017 (e)	45,977,460

30,000,000	USD	0.83% due 4/27/2017 (e)	29,980,807

		Merck & Co. Inc.:
32,700,000	USD	0.81% due 4/28/2017 (e)	32,679,501

19,000,000	USD	0.83% due 5/1/2017 (e)	18,986,715

13,000,000	USD	0.84% due 5/10/2017 (e)	12,988,054

		Microsoft Corp.:
30,000,000	USD	0.64% due 4/12/2017 (e)	29,991,940

30,000,000	USD	0.75% due 5/10/2017 (e)	29,971,433

20,000,000	USD	0.77% due 5/16/2017 (e)	19,977,843

26,000,000	USD	0.82% due 5/18/2017 (e)	25,969,840

25,000,000	USD	0.85% due 5/23/2017 (e)	24,967,685

See Notes to Financial Statements.	15

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

PRINCIPAL
AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 40.6% (continued)
		Nestlé Capital Corp., 0.7%
35,000,000	USD	due 5/10/2017 (e)	$34,967,800

		Nestlé Finance International Ltd.,
30,000,000	USD	0.77% due 5/8/2017 (e)	29,973,970

		Novartis Finance Corp.:
25,000,000	USD	0.83% due 4/7/2017 (e)	24,996,062

30,000,000	USD	0.72% due 4/10/2017 (e)	29,993,200

15,000,000	USD	0.72% due 4/13/2017 (e)	14,995,542

25,000,000	USD	0.73% due 4/18/2017 (e)	24,989,587

50,000,000	USD	0.73% due 4/21/2017 (e)	49,975,500

22,000,000	USD	0.85% due 4/26/2017 (e)	21,986,479

20,000,000	USD	0.85% due 5/1/2017 (e)	19,985,154

38,900,000	USD	0.85% due 5/4/2017 (e)	38,868,148

20,000,000	USD	0.85% due 5/9/2017 (e)	19,981,042

1,400,000	USD	0.87% due 5/22/2017 (e)	1,398,186

		Procter & Gamble Co.:
55,200,000	USD	0.69% due 4/4/2017 (e)	55,195,302

25,000,000	USD	0.7% due 4/5/2017 (e)	24,997,337

35,000,000	USD	0.8% due 4/17/2017 (e)	34,987,059

22,000,000	USD	0.8% due 4/24/2017 (e)	21,988,311

35,000,000	USD	0.82% due 4/25/2017 (e)	34,980,580

20,000,000	USD	0.81% due 4/27/2017 (e)	19,987,955

		Roche Holdings, Inc.:
17,000,000	USD	0.66% due 4/4/2017 (e)	16,998,481

38,900,000	USD	0.66% due 4/10/2017 (e)	38,891,183

15,000,000	USD	0.62% due 4/11/2017 (e)	14,996,246

30,000,000	USD	0.66% due 4/12/2017 (e)	29,991,790

20,000,000	USD	0.62% due 4/13/2017 (e)	19,994,056

20,000,000	USD	0.66% due 4/17/2017 (e)	19,992,152

10,000,000	USD	0.67% due 4/19/2017 (e)	9,995,588

20,000,000	USD	0.68% due 4/24/2017 (e)	19,988,707

42,400,000	USD	0.67% due 4/25/2017 (e)	42,375,002

50,000,000	USD	0.8% due 4/26/2017 (e)	49,969,269

		Schlumberger Holdings Corp.,
19,000,000	USD	0.95% due 4/3/2017 (e)	18,998,288

		Siemens Capital Co., LLC,
11,000,000	USD	0.88% due 5/1/2017 (e)	10,991,835

		Unilever Capital Corp.:
20,000,000	USD	0.75% due 4/3/2017 (e)	19,998,675

25,000,000	USD	0.72% due 4/11/2017 (e)	24,993,851

17,200,000	USD	0.84% due 5/1/2017 (e)	17,187,529

25,000,000	USD	0.85% due 5/8/2017 (e)	24,977,490

16	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

PRINCIPAL
AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 40.6% (continued)
		United Healthcare Co.:
25,000,000	USD	1.1% due 4/20/2017 (e)	$24,984,472

44,500,000	USD	1.2% due 5/26/2017 (e)	44,418,110

30,000,000	USD	1.2% due 6/5/2017 (e)	29,933,780
		United Parcel Service, Inc.:
30,000,000	USD	0.78% due 4/20/2017 (e)	29,986,367

23,000,000	USD	0.76% due 4/24/2017 (e)	22,987,319

35,000,000	USD	0.8% due 4/24/2017 (e)	34,980,703

25,000,000	USD	0.8% due 4/27/2017 (e)	24,984,381

25,000,000	USD	0.82% due 5/15/2017 (e)	24,972,969

25,000,000	USD	0.82% due 5/17/2017 (e)	24,971,669

38,000,000	USD	0.82% due 5/26/2017 (e)	37,947,805

		United Technologies Corp.,
5,000,000	USD	1.22% due 4/27/2017 (e)	4,995,425

		Wal-Mart Stores, Inc.:
40,000,000	USD	0.79% due 4/3/2017 (e)	39,997,450

35,000,000	USD	0.66% due 4/4/2017 (e)	34,997,021

11,000,000	USD	0.68% due 4/4/2017 (e)	10,999,064

25,000,000	USD	0.78% due 4/5/2017 (e)	24,997,337

20,000,000	USD	0.75% due 4/10/2017 (e)	19,995,700

40,000,000	USD	0.66% due 4/11/2017 (e)	39,990,528

40,100,000	USD	0.8% due 4/11/2017 (e)	40,090,504

		Walt Disney Co.,
40,000,000	USD	0.84% due 5/19/2017 (e)	39,952,524

			3,312,204,876

Treasury Bills | 0.1%
	5,000,000	USD	U.S. Treasury Bill, due 6/8/2017 (h)	4,993,535

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $3,317,356,284)	3,317,198,411

			TOTAL INVESTMENTS — 99.8%
			(Cost — $6,937,985,564)	8,127,749,949

			Other Assets In Excess of
			Liabilities — 0.2%	17,917,440

			TOTAL NET ASSETS — 100.0%	$8,145,667,389

See Notes to Financial Statements.	17

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

The IVA Worldwide Fund had the following open forward foreign currency contracts at March 31, 2017:

					USD	NET
		SETTLEMENT	LOCAL		VALUE AT	UNREALIZED
FOREIGN		DATES	CURRENCY	USD	MARCH 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	2017	(DEPRECIATION)

Contracts to Sell:
	State Street
Australian	Bank &
dollar	Trust Co.	06/07/2017	AUD 50,786,000	$38,797,013	$38,755,831	$41,182

	State Street
	Bank &
euro	Trust Co.	06/07/2017	EUR 63,705,000	67,396,705	68,160,717	(764,012)

	State Street
Japanese	Bank &
yen	Trust Co.	06/07/2017	JPY 17,686,200,000	155,618,837	159,237,781	(3,618,944)

South	State Street
Korean	Bank &
won	Trust Co.	05/08/2017	KRW 131,760,000,000	116,639,940	117,942,979	(1,303,039)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(5,644,813)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NV	—	Non-voting
SGD	—	Singapore dollar
USD	—	United States dollar

18	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES
	HELD AT			HELD AT	FAIR VALUE AT
	SEPTEMBER 30,	SHARE	SHARE	MARCH 31,	MARCH 31,	REALIZED	DIVIDEND
SECURITY	2016	ADDITIONS	REDUCTIONS	2017	2017	GAIN/(LOSS)	INCOME*

DeVry
Education
Group
Inc.**	6,567,795	—	4,119,920	2,447,875	—	$(16,481,162)	$803,819

Icom Inc.	758,200	—	2,500	755,700	$17,370,307	(88)	68,060

Net 1 U.E.P.S.
Technologies
Inc.**	2,835,280	—	299,864	2,535,416	—	552,279	—

Total					$17,370,307	$(15,928,971)	$871,879

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at March 31, 2017.

(c)	Security is deemed illiquid. As of March 31, 2017, the value of these illiquid securities amounted to 0.0% of total net assets.
(d)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.
(e)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(f)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(h)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2017, portfolio securities valued at $4,993,535 were segregated to cover collateral requirements.

19

IVA International Fund	IVA Funds
Performance (unaudited)	As of March 31, 2017

Average Annual Total Returns as of March 31, 2017	Six Months(a)	One Year	Five Year	Since Inception(b)

Class A	4.25%	8.31%	6.01%	8.39%
Class A (with a 5% maximum initial sales charge)	-0.98%	2.93%	4.92%	7.74%
Class C	3.86%	7.55%	5.23%	7.58%
Class I	4.38%	8.57%	6.28%	8.66%
MSCI All Country World (ex-U.S.) Index (Net)(c)	6.51%	13.13%	4.36%	4.47%
Consumer Price Index(d)	1.14%	2.45%	1.28%	1.27%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)	The MSCI All Country World (ex-U.S.) Index (Net) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.
(d)	The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.
(e)	Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2017. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. The expense ratios for the Fund are as follows: 1.24% (Class A shares); 1.99% (Class C shares); and 0.99% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2017. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

20

IVA International Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2017

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Gold Bullion	7.1%

Astellas Pharma Inc.	4.0%

Bureau Veritas SA	3.1%

Nestlé SA	2.5%

Alten SA	2.3%

Samsung Electronics Co., Ltd.	2.3%

Antofagasta Plc	1.8%

Airbus Group SE	1.6%

First Resources Ltd.	1.5%

Hyundai Mobis Co., Ltd.	1.5%

Top 10 positions represent 27.7% of total net assets.
(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

21

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	SHARES	DESCRIPTION	FAIR VALUE
COMMON STOCKS – 61.3%

Argentina | 0.0%
	876	Nortel Inversora SA, Series ‘B’, ADR	$22,776

Australia | 0.0%
	1,351,864	Programmed Maintenance Services Ltd.	1,936,544

Bermuda | 1.1%
	976,326	Jardine Strategic Holdings Ltd.	41,005,692

Brazil | 0.3%
	1,515,600	TOTVS SA	13,434,453

Canada | 0.3%
	3,307,348	Uranium Participation Corp. (a)	10,097,254

Chile | 0.4%
	551,948	Compañía Cervecerías Unidas SA, ADR	13,947,726

China | 2.7%
	96,761	Baidu Inc., ADR (a)	16,693,208

	40,065,030	Clear Media Ltd. (b)	46,398,414

	3,441,970	Phoenix New Media Ltd., ADR (a)	12,012,475

	59,788,000	Phoenix Satellite Television Holdings Ltd.	11,155,195

	108,509,000	Springland International Holdings Ltd.	19,407,773

			105,667,065

France | 11.6%
	1,186,888	Alten SA	91,012,435

	2,076,828	Altran Technologies SA	34,961,532

	12,736,006	Bolloré SA	49,374,317

	84,610	Bolloré SA NV (a)	321,333

	5,779,454	Bureau Veritas SA	121,923,166

	188,235	DOM Security SA (b)	11,446,117

	1,463,806	Engie SA	20,737,888

	184,201	Euler Hermes Group	16,926,992

	30,023	Financière de l’Odet SA	25,142,396

	79,189	Robertet SA	29,567,583

	5,900	Robertet SA-CI (c)	1,724,589

	300,428	Séché Environnement SA	8,852,114

	167,314	Sodexo SA	19,678,582

	155,834	Thales SA	15,071,652

	29,983	Wendel SA	3,799,920

			450,540,616

Germany | 1.3%
	228,887	Bayerische Motoren Werke AG	20,879,542

	225,710	Siemens AG	30,917,100

			51,796,642

22	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	SHARES	DESCRIPTION	FAIR VALUE

Hong Kong | 2.7%
	40,491,000	APT Satellite Holdings Ltd.	$21,622,293

		Asia Satellite Telecommunications

	15,821,000	Holdings Ltd. (a)	19,543,409

	1,900,386	Henderson Land Development Co. Ltd.	11,774,250

	44,448,917	Hongkong & Shanghai Hotels Ltd.	52,276,021

			105,215,973

India | 0.8%
	425,750	Bajaj Holdings and Investment Ltd.	14,227,728

	47,141,230	South Indian Bank Ltd.	15,535,879

			29,763,607

Indonesia | 0.3%
	288,943,800	PT Bank Bukopin Tbk	13,552,203

Japan | 14.4%
	1,325,570	Arcland Sakamoto Co., Ltd.	15,931,130

	285,100	As One Corp.	12,343,322

	11,760,600	Astellas Pharma Inc.	154,864,274

	1,135,200	Azbil Corp.	38,135,705

	73,800	The Bank of Okinawa Ltd.	2,823,929

	379,200	Benesse Holdings Inc.	11,853,193

	1,010,100	Cosel Co., Ltd.	13,727,488

	371,100	Daiseki Co., Ltd.	7,566,667

	605,800	Doshisha Co., Ltd.	11,214,891

	214,500	Earth Chemical Co., Ltd.	11,502,425

	4,096,300	F@N Communications, Inc. (b)	30,575,993

	175,400	FANUC Corp.	35,952,825

	819,800	Hi-Lex Corp.	21,744,987

	662,700	Icom Inc.	15,232,635

	105,900	Medikit Co., Ltd.	4,432,713

	413,600	Miraca Holdings Inc.	19,021,216

	780,000	Nitto Kohki Co., Ltd.	17,858,798

	268,900	Okinawa Cellular Telephone Co.	8,707,307

	1,011,000	Rohto Pharmaceutical Co., Ltd.	18,943,196

	171,300	San-A Co., Ltd.	7,785,664

	290,400	Sankyo Co., Ltd.	9,703,476

	10,600	Secom Joshinetsu Co., Ltd.	326,579

	276,000	Seven & i Holdings Co., Ltd.	10,813,905

	495,575	Shingakukai Co., Ltd.	2,599,621

	300,650	Shofu Inc.	3,572,801

	4,500	SK Kaken Co., Ltd.	440,582

	556,900	Techno Medica Co., Ltd. (b)	10,604,761

	637,600	Toho Co., Ltd.	16,900,724

	255,200	Transcosmos Inc.	5,996,615

	8,366,000	Yahoo Japan Corp.	38,625,025

			559,802,447

See Notes to Financial Statements.	23

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	SHARES	DESCRIPTION	FAIR VALUE

Malaysia | 1.3%
	40,205,300	Genting Malaysia Berhad	$49,512,797

Mexico | 0.9%
	1,133,839	Corporativo Fragua, SAB de CV	12,778,683

	11,084,097	Grupo Comercial Chedraui SAB de CV	23,888,331
			36,667,014

Netherlands | 1.6%
	834,110	Airbus Group SE	63,471,459

Norway | 0.0%
	37,272	Golden Close Maritime Corp. Ltd. (a)(c)	—

Singapore | 2.8%
	42,447,700	First Resources Ltd.	58,868,741

	7,043,020	Haw Par Corp. Ltd.	50,449,341

			109,318,082

South Africa | 0.8%
	2,444,574	Net 1 U.E.P.S. Technologies Inc. (a)	29,897,140

South Korea | 7.3%
	75,334	DONGKOOK Pharmaceutical Co., Ltd.	4,338,290

	80,618	Fursys Inc.	2,296,059

	268,785	Hyundai Mobis Co., Ltd.	57,804,518

	252,562	Hyundai Motor Co.	35,570,522

	1,536,843	Kangwon Land, Inc.	52,497,007

	408,731	KT&G Corp.	35,635,583

	48,803	Samsung Electronics Co., Ltd.	89,899,115

	298,218	WHANIN Pharmaceutical Co., Ltd.	4,200,066

			282,241,160

Switzerland | 4.4%
	347,236	Compagnie Financière Richemont SA	27,455,789

	1,271,232	Nestlé SA	97,533,249

	2,755,821	UBS Group AG	44,103,041

			169,092,079

Thailand | 0.5%
	30,705,300	Thaicom PCL	17,692,687

United Kingdom | 4.3%
	6,545,486	Antofagasta Plc	68,436,030

	3,999,945	HSBC Holdings Plc	32,620,068

	1,208,449	Jardine Lloyd Thompson Group Plc	17,139,230

	6,594,416	Millennium & Copthorne Hotels Plc	36,436,068

	5,019,571	Mitie Group Plc	13,955,342

			168,586,738

24	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	SHARES		DESCRIPTION	FAIR VALUE

United States | 1.5%
	3,096,223		News Corp., Class ‘A’	$40,250,899

	1,216,344		News Corp., Class ‘B’	16,420,644

				56,671,543

			TOTAL COMMON STOCKS

			(Cost — $2,014,512,650)	2,379,933,697
	PRINCIPAL
	AMOUNT
CORPORATE NOTES & BONDS – 2.1%

Norway | 0.3%
			Golden Close Maritime Corp. Ltd.,
	74,103	USD	8% due 3/29/2022 (c)(d)(e)	74,103

			Stolt-Nielsen Ltd.,
	77,500,000	NOK	5.69% due 3/19/2018 (c)(f)	9,271,189

				9,345,292

Singapore | 0.3%
			DBS Capital Funding II Corp.,
	7,750,000	SGD	5.75% due 6/15/2018 (g)	5,773,344

			United Overseas Bank Ltd.,
	8,250,000	SGD	4.9% due 7/23/2018 (g)	6,081,061

				11,854,405

South Africa | 0.6%
			Gold Fields Orogen Holding (BVI) Ltd.,
	23,118,000	USD	4.875% due 10/7/2020 (d)	23,349,180

Switzerland | 0.1%
	4,500,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	5,037,101

United Kingdom | 0.2%
			Avanti Communications Group Plc:
	5,188,226	USD	10% due 10/1/2021 (c)(d)(e)	4,747,227

	8,523,925	USD	12% due 10/1/2023 (c)(d)(e)	3,494,809

				8,242,036

United States | 0.6%
			Intelsat Jackson Holdings Ltd.:
	4,096,000	USD	7.5% due 4/1/2021	3,712,000

	13,873,000	USD	5.5% due 8/1/2023	11,462,566

			Rowan Cos., Inc.:
	8,168,000	USD	4.875% due 6/1/2022	7,841,280

	1,586,000	USD	4.75% due 1/15/2024	1,431,365

				24,447,211

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $86,345,045)	82,275,225

See Notes to Financial Statements.	25

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

CONVERTIBLE BONDS – 0.0%

Norway | 0.0%
			Golden Close Maritime Corp. Ltd.,
	251,952	USD	0% due 3/29/2022 (c)(d)	$50,390

			TOTAL CONVERTIBLE BONDS
			(Cost — $131,883)	50,390

SOVEREIGN AND SUPRANATIONAL BONDS – 1.1%

Luxembourg | 0.1%
			European Investment Bank,
	37,500,000	NOK	1.125% due 5/15/2020	4,385,869

Singapore | 1.0%
			Government of Singapore:
	6,786,000	SGD	2.375% due 4/1/2017	4,852,098

	21,142,000	SGD	0.5% due 4/1/2018	15,032,229

	26,781,000	SGD	2.5% due 6/1/2019	19,637,230

				39,521,557

			TOTAL SOVEREIGN AND SUPRANATIONAL BONDS
			(Cost — $45,830,816)	43,907,426

	OUNCES
COMMODITIES – 7.1%
	220,108		Gold Bullion (a)	274,580,005

			TOTAL COMMODITIES
			(Cost — $308,169,069)	274,580,005

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 28.2%

Commercial Paper | 28.1%
			Apple Inc.:
	23,000,000	USD	0.69% due 4/6/2017 (d)	22,997,370

	13,000,000	USD	0.72% due 4/13/2017 (d)	12,996,747

	12,900,000	USD	0.85% due 5/11/2017 (d)	12,889,407

	9,000,000	USD	0.72% due 5/12/2017 (d)	8,992,419

	10,000,000	USD	BASF SE, 0.85% due 4/24/2017 (d)	9,994,153

			Cisco Systems Inc.:
	5,000,000	USD	0.66% due 4/5/2017 (d)	4,999,440

	20,000,000	USD	0.7% due 4/12/2017 (d)	19,994,527

	15,100,000	USD	0.8% due 5/3/2017 (d)	15,088,027

	5,000,000	USD	Clorox Co., 1.13% due 5/8/2017 (d)	4,993,387

			Coca-Cola Co.:
	28,000,000	USD	0.79% due 4/19/2017 (d)	27,988,370

	10,000,000	USD	0.85% due 5/22/2017 (d)	9,987,766

	6,000,000	USD	0.85% due 5/23/2017 (d)	5,992,509

	9,000,000	USD	0.85% due 5/25/2017 (d)	8,988,285

			Colgate-Palmolive Co.:
	4,000,000	USD	0.76% due 4/12/2017 (d)	3,998,965

	5,000,000	USD	0.8% due 4/20/2017 (d)	4,997,811

26	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

PRINCIPAL AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 28.1% (continued)
		Danaher Corp.:
10,100,000	USD	0.85% due 4/13/2017 (d)	$10,096,889

36,200,000	USD	0.9% due 4/18/2017 (d)	36,184,380

7,000,000	USD	Dover Corp., 1.15% due 4/6/2017 (d)	6,999,022

		Dow Chemical Co.:
15,000,000	USD	1.03% due 4/4/2017	14,998,157

8,000,000	USD	1.0% due 4/17/2017	7,995,599

		Engie SA:
15,000,000	USD	0.9% due 4/25/2017 (d)	14,990,844

12,000,000	USD	0.74% due 5/11/2017 (d)	11,987,591

		Estée Lauder Companies Inc.,
10,900,000	USD	0.73% due 4/7/2017 (d)	10,898,220

		Florida Power & Light Co.:
10,000,000	USD	0.87% due 4/7/2017	9,997,881

8,000,000	USD	0.91% due 4/19/2017	7,995,288

7,000,000	USD	1.12% due 5/12/2017	6,990,527

7,000,000	USD	1.12% due 5/15/2017	6,989,806

4,000,000	USD	1.15% due 5/18/2017	3,993,760

		Henkel Corp.:
5,000,000	USD	0.74% due 4/5/2017 (d)	4,999,419

20,000,000	USD	0.75% due 4/10/2017 (d)	19,995,300

6,000,000	USD	0.74% due 4/12/2017 (d)	5,998,298

25,000,000	USD	0.75% due 4/18/2017 (d)	24,989,213

		Johnson & Johnson:
7,900,000	USD	0.77% due 4/18/2017 (d)	7,896,899

8,000,000	USD	0.77% due 4/20/2017 (d)	7,996,498

20,000,000	USD	0.77% due 4/28/2017 (d)	19,987,462

4,000,000	USD	0.8% due 5/5/2017 (d)	3,996,819

19,000,000	USD	0.8% due 5/9/2017 (d)	18,983,019

		L’Oréal USA Inc.:
15,000,000	USD	0.79% due 4/21/2017 (d)	14,992,650

9,000,000	USD	0.83% due 4/27/2017 (d)	8,994,242

		Merck & Co. Inc.:
15,000,000	USD	0.81% due 4/28/2017 (d)	14,990,597

12,000,000	USD	0.83% due 5/1/2017 (d)	11,991,609

10,200,000	USD	0.84% due 5/10/2017 (d)	10,190,627

		Microsoft Corp.:
8,500,000	USD	0.64% due 4/12/2017 (d)	8,497,716

11,800,000	USD	0.75% due 5/10/2017 (d)	11,788,764

15,000,000	USD	0.82% due 5/18/2017 (d)	14,982,600

		Nestlé Capital Corp.,
15,000,000	USD	0.7% due 5/10/2017 (d)	14,986,200

		Nestlé Finance International Ltd.,
11,500,000	USD	0.77% due 5/8/2017 (d)	11,490,022

		Novartis Finance Corp.:
16,000,000	USD	0.83% due 4/7/2017 (d)	15,997,480

5,000,000	USD	0.72% due 4/13/2017 (d)	4,998,514

19,000,000	USD	0.85% due 4/26/2017 (d)	18,988,322

See Notes to Financial Statements.	27

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

PRINCIPAL
AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 28.1% (continued)
		Novartis Finance Corp.: (continued)
14,000,000	USD	0.85% due 5/1/2017 (d)	$13,989,608

31,000,000	USD	0.85% due 5/4/2017 (d)	30,974,616

14,000,000	USD	0.85% due 5/9/2017 (d)	13,986,729

1,000,000	USD	0.87% due 5/22/2017 (d)	998,704

		Procter & Gamble Co.:
60,800,000	USD	0.69% due 4/4/2017 (d)	60,794,825

10,000,000	USD	0.7% due 4/5/2017 (d)	9,998,935

10,000,000	USD	0.8% due 4/17/2017 (d)	9,996,303

9,000,000	USD	0.82% due 4/25/2017 (d)	8,995,006

6,000,000	USD	0.81% due 4/27/2017 (d)	5,996,387

		Roche Holdings, Inc.:
1,900,000	USD	0.66% due 4/10/2017 (d)	1,899,569

15,000,000	USD	0.66% due 4/12/2017 (d)	14,995,895

25,000,000	USD	0.67% due 4/19/2017 (d)	24,988,970

25,000,000	USD	0.82% due 5/5/2017 (d)	24,978,903

32,000,000	USD	0.86% due 5/16/2017 (d)	31,963,732

		Siemens Capital Co., LLC,
2,000,000	USD	0.88% due 5/1/2017 (d)	1,998,515

		Unilever Capital Corp.,
5,000,000	USD	0.72% due 4/11/2017 (d)	4,998,770

		United Healthcare Co.:
10,000,000	USD	1.1% due 4/20/2017 (d)	9,993,789

10,000,000	USD	1.2% due 5/26/2017 (d)	9,981,598

6,000,000	USD	1.2% due 6/5/2017 (d)	5,986,756

		United Parcel Service, Inc.:
14,100,000	USD	0.78% due 4/20/2017 (d)	14,093,592

8,000,000	USD	0.76% due 4/24/2017 (d)	7,995,589

15,000,000	USD	0.8% due 4/24/2017 (d)	14,991,730

13,000,000	USD	0.8% due 4/27/2017 (d)	12,991,878

20,000,000	USD	0.82% due 5/15/2017 (d)	19,978,375

		United Technologies Corp.,
3,000,000	USD	1.22% due 4/27/2017 (d)	2,997,255

		Wal-Mart Stores, Inc.:
20,000,000	USD	0.79% due 4/3/2017 (d)	19,998,725

15,000,000	USD	0.66% due 4/4/2017 (d)	14,998,723

14,000,000	USD	0.68% due 4/4/2017 (d)	13,998,808

15,000,000	USD	0.78% due 4/5/2017 (d)	14,998,402

10,000,000	USD	0.75% due 4/10/2017 (d)	9,997,850

35,000,000	USD	0.8% due 4/11/2017 (d)	34,991,712

		Walt Disney Co.,
15,600,000	USD	0.84% due 5/19/2017 (d)	15,581,485

			1,087,881,151

28	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

Treasury Bills | 0.1%
	5,000,000	USD	U.S. Treasury Bill, due 6/8/2017 (h)	$4,993,535

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $1,092,924,955)	1,092,874,686

			TOTAL INVESTMENTS — 99.8%
			(Cost — $3,547,914,418)	3,873,621,429

			Other Assets In Excess of
			Liabilities — 0.2%	8,196,411

			TOTAL NET ASSETS — 100.0%	$3,881,817,840

The IVA International Fund had the following open forward foreign currency contracts at March 31, 2017:
					USD	NET
		SETTLEMENT	LOCAL		VALUE AT	UNREALIZED
FOREIGN		DATES	CURRENCY	USD	MARCH 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	2017	(DEPRECIATION)

Contracts to Sell:
	State Street
Australian	Bank &
dollar	Trust Co.	06/07/2017	AUD 29,710,000	$22,695,827	$22,672,307	$23,520

	State Street
	Bank &
euro	Trust Co.	06/07/2017	EUR 49,423,000	52,287,063	52,879,791	(592,728)

	State Street
Japanese	Bank &
yen	Trust Co.	06/07/2017	JPY 22,172,700,000	195,032,969	199,632,004	(4,599,035)

South	State Street
Korean	Bank &
Won	Trust Co.	05/08/2017	KRW 94,577,000,000	83,622,728	84,659,177	(1,036,449)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(6,204,692)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
NV	—	Non-voting
SGD	—	Singapore dollar
USD	—	United States dollar

See Notes to Financial Statements.	29

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2017

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES
	HELD AT			HELD AT	FAIR VALUE AT
	SEPTEMBER 30,	SHARE	SHARE	MARCH 31,	MARCH 31,	REALIZED	DIVIDEND
SECURITY	2016	ADDITIONS	REDUCTIONS	2017	2017	LOSS	INCOME*

Clear Media
Ltd.	40,065,030	—	—	40,065,030	$46,398,414	—	—

DOM
Security SA	291,806	—	103,571	188,235	11,446,117	$(241,529)	—

F@N
Communications,
Inc.	4,078,800	17,500	—	4,096,300	30,575,993	—	$629,151

Techno
Medica Co.,
Ltd.	554,500	2,400	—	556,900	10,604,761	—	215,668

Total					$99,025,285	$(241,529)	$844,819

*	Dividend income is gross of withholding taxes.

(c)	Security is deemed illiquid. As of March 31, 2017, the value of these illiquid securities amounted to 0.5% of total net assets.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(f)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(h)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2017, portfolio securities valued at $4,993,535 were segregated to cover collateral requirements.

30

Statements of Assets and Liabilities (unaudited)	IVA Funds

March 31, 2017

	IVA	IVA
	Worldwide	International
	Fund	Fund

Assets:
Long-term investments, at cost:
Non-affiliated securities	$3,070,634,865	$2,086,941,435

Affiliated securities	17,448,811	59,878,959

Commodities	532,545,604	308,169,069

Short-term investments, at cost	3,312,360,954	1,087,929,625

Foreign currency, at cost	—	42,037

Collateral for open foreign forward currency contracts, at cost	4,995,330	4,995,330

Long-term investments, at fair value:
Non-affiliated securities	$4,318,293,651	$2,407,141,453

Affiliated securities	17,370,307	99,025,285

Commodities	474,887,580	274,580,005

Short-term investments, at fair value	3,312,204,876	1,087,881,151

Foreign currency, at fair value	—	41,998

Collateral for open foreign forward currency contracts, at fair value	4,993,535	4,993,535

Cash	409,548	327,945

Dividends and interest receivable	22,778,324	13,292,409

Receivable for fund shares sold	9,579,065	3,095,093

Receivable for investments sold	5,985,691	4,002,884

Prepaid expenses and other assets	116,145	50,837

Total assets	$8,166,618,722	$3,894,432,595
Liabilities:
Payable for fund shares repurchased	$6,582,445	$982,344

Unrealized depreciation on open forward foreign currency contracts	5,644,813	6,204,692

Payable for investments purchased	—	1,542,092

Accrued investment advisory fees	6,200,193	2,932,788

Accrued distribution and service fees	1,130,034	109,060

Accrued expenses and other liabilities	1,393,848	843,779

Total liabilities	20,951,333	12,614,755

Net Assets	$8,145,667,389	$3,881,817,840

Net Assets Consist of:
Par value ($0.001 per share)	$453,453	$231,436

Additional paid-in-capital	6,826,469,500	3,541,650,345

Distributions in excess of net investment income	(21,190,901)	(19,226,309)

Accumulated net realized gain on investments and foreign currency transactions	155,573,863	39,608,807

Unrealized appreciation from investments and foreign currency translation	1,184,361,474	319,553,561

Net Assets	$8,145,667,389	$3,881,817,840

Net Asset Value Per Share:
Class A
Net assets	$1,528,298,932	$271,264,932

Shares outstanding	85,094,083	16,188,505

Net asset value per share	$17.96	$16.76

Maximum offering price per share (with a maximum initial sales charge of 5.00%)	$18.91	$17.64

Class C
Net assets	$938,251,737	$61,362,177

Shares outstanding	53,073,629	3,726,534

Net asset value per share	$17.68	$16.47

Class I
Net assets	$5,679,116,720	$3,549,190,731

Shares outstanding	315,285,727	211,521,094

Net asset value per share	$18.01	$16.78

See Notes to Financial Statements.	31

Statements of Operations (unaudited)	IVA Funds

For the Six Months Ended March 31, 2017

	IVA	IVA
	Worldwide	International
	Fund	Fund

Investment Income:
Interest	$20,501,318	$9,189,430

Dividends:
Non-affiliated securities	31,119,019	15,196,405

Affiliated securities	871,879	844,819

Other income	—	40,446

Less: Foreign taxes withheld	(2,223,563)	(1,565,424)

Total income	50,268,653	23,705,676

Expenses:
Investment advisory fees	36,183,871	17,247,798

Distribution and service fees:
Class A	1,926,961	338,196

Class C	4,887,331	316,116

Trustee fees	145,679	67,197

Other expenses	3,966,628	1,797,799

Total expenses	47,110,470	19,767,106

Net investment income	3,158,183	3,938,570

Net Realized and Change in Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments:
Non-affiliated securities	168,454,601	20,494,587

Affiliated securities	(15,928,971)	(241,529)

Commodities	(4,993,916)	(2,563,272)

Foreign currency transactions	23,701,352	24,980,022

Net realized gain	171,233,066	42,669,808

Net change in unrealized appreciation (depreciation) from:
Investments (net of change in foreign capital gains tax of $0 and ($157,344), respectively)	238,112,902	111,481,115

Foreign currency translation	2,932,278	948,594

Net change in unrealized appreciation (depreciation)	241,045,180	112,429,709

Net realized and change in unrealized gain on investments and foreign currency	412,278,246	155,099,517

Increase in net assets resulting from operations	$415,436,429	$159,038,087

32	See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)	IVA Funds

	IVA Worldwide Fund		IVA International Fund

	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016

Operations:
Net investment income	$3,158,183	$51,415,594	$3,938,570	$30,075,660

Net realized gain	171,233,066	33,672,793	42,669,808	34,573,214

Net change in unrealized appreciation (depreciation)	241,045,180	478,196,280	112,429,709	168,419,969

Increase in net assets resulting from operations	415,436,429	563,284,667	159,038,087	233,068,843

Distributions to Shareholders:
Net investment income:
Class A	—	(23,785,645)	(525,799)	(12,832,520)

Class C	—	(6,838,484)	—	(1,268,242)

Class I	—	(94,717,370)	(15,088,423)	(85,785,911)

Net realized gain on investments:
Class A	(17,728,642)	(50,487,666)	(2,849,058)	(19,900,852)

Class C	(11,449,984)	(33,961,203)	(687,112)	(2,859,914)

Class I	(63,473,207)	(168,845,490)	(36,195,143)	(120,495,089)

Decrease in net assets resulting from distributions	(92,651,833)	(378,635,858)	(55,345,535)	(243,142,528)

Capital Share Transactions:
Proceeds from shares sold	591,258,094	1,184,744,394	251,534,211	963,815,303

Reinvestment of distributions	77,811,419	310,491,726	48,144,225	210,560,590

Cost of shares repurchased	(1,123,125,514)	(2,488,988,191)	(512,096,153)	(877,967,281)

Increase (decrease) in net assets from capital share transactions	(454,056,001)	(993,752,071)	(212,417,717)	296,408,612

Increase (decrease) in net assets	(131,271,405)	(809,103,262)	(108,725,165)	286,334,927

Net Assets:
Beginning of period	$8,276,938,794	$9,086,042,056	$3,990,543,005	$3,704,208,078

End of period	$8,145,667,389	$8,276,938,794	$3,881,817,840	$3,990,543,005

Distributions in excess of net investment income	$(21,190,901)	$(24,349,084)	$(19,226,309)	$(7,550,657)

See Notes to Financial Statements.	33

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2017		2016	2015	2014	2013	2012

Net asset value,
beginning of period	$17.26		$16.87	$18.54	$17.91	$16.18	$15.71

Increase (decrease) from
investment operations:(a)
Net investment income
(loss)(b)	(0.00	)(c)	0.09	0.02	0.03	0.12	0.18
Net realized and unrealized
gain (loss)	0.90		1.01	(0.77)	1.35	2.08	1.26

Increase (decrease) from
investment operations	0.90		1.10	(0.75)	1.38	2.20	1.44

Decrease from distributions:
Net investment income	—		(0.23)	(0.21)	(0.20)	(0.30)	(0.12)
Net realized gain on
investments	(0.20)		(0.48)	(0.71)	(0.55)	(0.17)	(0.85)

Decrease from distributions	(0.20)		(0.71)	(0.92)	(0.75)	(0.47)	(0.97)

Net asset value, end
of period	$17.96		$17.26	$16.87	$18.54	$17.91	$16.18

Total return(d)	5.26%		6.75%	(4.21)%	8.00%	14.02%	9.62%
Ratios to average net assets:
Operating expenses	1.25	%(e)	1.25%	1.25%	1.26%	1.27%	1.28%
Net investment income (loss)	(0.01	)%(e)	0.52%	0.09%	0.14%	0.72%	1.16%
Supplemental data:
Portfolio turnover rate	9.8%		29.7%	30.3%	22.5%	26.3%	27.9%
Net assets, end of
period (000’s)	$1,528,299		$1,587,209	$1,815,439	$2,083,683	$2,378,045	$2,408,396

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Amount represents less than ($0.005) per share.
(d)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(e)	Annualized.

34	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2017		2016	2015	2014	2013	2012

Net asset value,
beginning of period	$17.05		$16.67	$18.33	$17.71	$16.01	$15.54

Increase (decrease) from
investment operations:(a)
Net investment income
(loss)(b)	(0.07)		(0.04)	(0.12)	(0.11)	(0.01)	0.06
Net realized and unrealized
gain (loss)	0.90		1.00	(0.76)	1.35	2.07	1.26

Increase (decrease) from
investment operations	0.83		0.96	(0.88)	1.24	2.06	1.32

Decrease from distributions:
Net investment income	—		(0.10)	(0.07)	(0.07)	(0.19)	—
Net realized gain on
investments	(0.20)		(0.48)	(0.71)	(0.55)	(0.17)	(0.85)

Decrease from distributions	(0.20)		(0.58)	(0.78)	(0.62)	(0.36)	(0.85)

Net asset value, end
of period	$17.68		$17.05	$16.67	$18.33	$17.71	$16.01

Total return(c)	4.91%		5.93%	(4.96)%	7.23%	13.13%	8.87%
Ratios to average net assets:
Operating expenses	2.00	%(d)	2.00%	2.00%	2.01%	2.02%	2.03%
Net investment income (loss)	(0.76	)%(d)	(0.23)%	(0.67)%	(0.61)%	(0.03)%	0.41%
Supplemental data:
Portfolio turnover rate	9.8%		29.7%	30.3%	22.5%	26.3%	27.9%
Net assets, end of
period (000’s)	$938,252		$1,037,758	$1,201,687	$1,431,328	$1,380,608	$1,469,720

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	35

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2017		2016	2015	2014	2013	2012

Net asset value,
beginning of period	$17.28		$16.90	$18.57	$17.94	$16.21	$15.73

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.02		0.13	0.06	0.07	0.16	0.23
Net realized and unrealized
gain (loss)	0.91		1.00	(0.77)	1.36	2.08	1.26

Increase (decrease) from
investment operations	0.93		1.13	(0.71)	1.43	2.24	1.49

Decrease from distributions:
Net investment income	—		(0.27)	(0.25)	(0.25)	(0.34)	(0.16)
Net realized gain on
investments	(0.20)		(0.48)	(0.71)	(0.55)	(0.17)	(0.85)

Decrease from distributions	(0.20)		(0.75)	(0.96)	(0.80)	(0.51)	(1.01)

Net asset value, end
of period	$18.01		$17.28	$16.90	$18.57	$17.94	$16.21

Total return(c)	5.43%		6.96%	(3.95)%	8.25%	14.28%	9.97%
Ratios to average net assets:
Operating expenses	1.00	%(d)	1.00%	1.00%	1.01%	1.02%	1.03%
Net investment income	0.25	%(d)	0.77%	0.34%	0.39%	0.97%	1.43%
Supplemental data:
Portfolio turnover rate	9.8%		29.7%	30.3%	22.5%	26.3%	27.9%
Net assets, end of
period (000’s)	$5,679,117		$5,651,971	$6,068,916	$6,845,786	$5,443,865	$5,003,855

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

36	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2017		2016	2015	2014	2013	2012

Net asset value,
beginning of period	$16.28		$16.39	$17.84	$17.39	$15.95	$15.56

Increase (decrease) from
investment operations:(a)
Net investment
income (loss)(b)	(0.00	)(c)	0.07	0.12	0.08	0.16	0.23

Net realized and unrealized
gain (loss)	0.68		0.86	(0.55)	1.10	2.00	1.16

Increase (decrease) from
investment operations	0.68		0.93	(0.43)	1.18	2.16	1.39

Decrease from distributions:
Net investment income	(0.03)		(0.41)	(0.47)	(0.41)	(0.44)	(0.23)
Net realized gain on
investments	(0.17)		(0.63)	(0.55)	(0.32)	(0.28)	(0.77)

Decrease from distributions	(0.20)		(1.04)	(1.02)	(0.73)	(0.72)	(1.00)

Net asset value, end
of period	$16.76		$16.28	$16.39	$17.84	$17.39	$15.95

Total return(d)	4.25%		5.93%	(2.37)%	7.05%	14.09%	9.53%
Ratios to average net assets:
Net operating expenses	1.25	%(e)	1.24%	1.25%	1.26%	1.26%	1.27%
Net investment income (loss)	(0.01	)%(e)	0.41%	0.70%	0.45%	0.97%	1.52%
Supplemental data:
Portfolio turnover rate	14.7%		34.9%	27.6%	23.4%	40.1%	29.9%
Net assets, end of
period (000’s)	$271,265		$282,567	$466,336	$391,494	$377,043	$409,163

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Amount represents less than ($0.005) per share.
(d)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.	37

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2017		2016	2015	2014	2013	2012

Net asset value,
beginning of period	$16.03		$16.14	$17.58	$17.14	$15.74	$15.35

Increase (decrease) from
investment operations:(a)
Net investment
income (loss)(b)	(0.06)		(0.03)	(0.02)	(0.06)	0.04	0.11
Net realized and unrealized
gain (loss)	0.67		0.83	(0.53)	1.11	1.96	1.15

Increase (decrease) from
investment operations	0.61		0.80	(0.55)	1.05	2.00	1.26

Decrease from distributions:
Net investment income	—		(0.28)	(0.34)	(0.29)	(0.32)	(0.10)
Net realized gain on
investments	(0.17)		(0.63)	(0.55)	(0.32)	(0.28)	(0.77)

Decrease from distributions	(0.17)		(0.91)	(0.89)	(0.61)	(0.60)	(0.87)

Net asset value, end
of period	$16.47		$16.03	$16.14	$17.58	$17.14	$15.74

Total return(c)	3.86%		5.17%	(3.14)%	6.29%	13.18%	8.76%
Ratios to average net assets:
Net operating expenses	2.00	%(d)	1.99%	2.00%	2.01%	2.01%	2.02%
Net investment income (loss)	(0.78	)%(d)	(0.19)%	(0.11)%	(0.32)%	0.26%	0.74%
Supplemental data:
Portfolio turnover rate	14.7%		34.9%	27.6%	23.4%	40.1%	29.9%
Net assets, end of
period (000’s)	$61,362		$68,878	$73,818	$82,359	$81,804	$77,882

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

38	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2017		2016	2015	2014	2013	2012

Net asset value,
beginning of period	$16.32		$16.43	$17.89	$17.43	$15.99	$15.60

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.02		0.13	0.16	0.12	0.21	0.27
Net realized and unrealized
gain (loss)	0.68		0.84	(0.55)	1.12	1.99	1.16

Increase (decrease) from
investment operations	0.70		0.97	(0.39)	1.24	2.20	1.43

Decrease from distributions:
Net investment income	(0.07)		(0.45)	(0.52)	(0.46)	(0.48)	(0.27)
Net realized gain on
investments	(0.17)		(0.63)	(0.55)	(0.32)	(0.28)	(0.77)

Decrease from distributions	(0.24)		(1.08)	(1.07)	(0.78)	(0.76)	(1.04)

Net asset value, end
of period	$16.78		$16.32	$16.43	$17.89	$17.43	$15.99

Total return(c)	4.38%		6.20%	(2.16)%	7.36%	14.34%	9.81%
Ratios to average net assets:
Net operating expenses	1.00	%(d)	0.99%	1.00%	1.01%	1.01%	1.02%
Net investment income	0.24	%(d)	0.85%	0.92%	0.69%	1.31%	1.79%
Supplemental data:
Portfolio turnover rate	14.7%		34.9%	27.6%	23.4%	40.1%	29.9%
Net assets, end of
period (000’s)	$3,549,191		$3,639,098	$3,164,053	$3,136,324	$2,847,380	$2,280,940

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	39

Notes to Financial Statements (unaudited)	IVA Funds

Note 1 – Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Use of Estimates. Preparation of these financial statements in conformity with U.S. GAAP requires the Funds’ management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. Actual results could differ from these estimates.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar debt securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing

40

Notes to Financial Statements (unaudited)	IVA Funds

services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 –	last traded/quoted prices in active markets for identical unrestricted investments

•	Level 2 –	other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Last Traded/Quoted
	Prices in Active	Other Significant	Significant
	Markets for	Observable	Unobservable
	Identical Unrestricted	Inputs	Inputs
ASSETS	Investments (Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,502,281,474	—	—	$2,502,281,474
United States	1,628,441,036	—	—	1,628,441,036
Preferred stocks	6,997,243	—	—	6,997,243
Corporate notes & bonds	—	$161,893,803	$154,101	162,047,904
Convertible bonds	—	—	104,789	104,789
Sovereign bonds	—	35,791,512	—	35,791,512
Commodities	474,887,580	—	—	474,887,580
Short-term investments	—	3,317,198,411	—	3,317,198,411

Total assets	$4,612,607,333	$3,514,883,726	$258,890	$8,127,749,949

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(5,644,813)	—	$(5,644,813)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, the Worldwide Fund had no transfers between any levels.

41

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Last Traded/Quoted
	Prices in Active	Other Significant	Significant
	Markets for	Observable	Unobservable
	Identical Unrestricted	Inputs	Inputs
ASSETS	Investments (Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,310,483,471	$12,778,683	—	$2,323,262,154
United States	56,671,543	—	—	56,671,543
Corporate notes & bonds	—	82,201,122	$74,103	82,275,225
Convertible bonds	—	—	50,390	50,390
Sovereign and supranational bonds	—	43,907,426	—	43,907,426
Commodities	274,580,005	—	—	274,580,005
Short-term investments	—	1,092,874,686	—	1,092,874,686

Total assets	$2,641,735,019	$1,231,761,917	$124,493	$3,873,621,429

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(6,204,692)	—	$(6,204,692)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, the International Fund had transfers of $21,708,580 from Level 2 to Level 1 as a result of the Fund using last traded prices. At March 31, 2017, the International Fund had transfers of $12,778,683 from Level 1 to Level 2 as result of the use of quoted prices in absence of last traded prices.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses from foreign currency translation arise from changes in the fair values of assets and liabilities, other than investments, at the date of valuation, resulting from changes in exchange rates.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investment transactions are determined by the specific identification method.

Class Allocation. Investment income, realized and unrealized gains and losses, and Fund expenses are allocated daily to the various classes of each Fund pro rata on the basis of relative net assets. Each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by each share class.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Accordingly, the nature of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

42

Notes to Financial Statements (unaudited)	IVA Funds

Federal and Other Taxes. It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

The Funds follow the Financial Accounting Standards Board accounting standard for accounting for uncertainty in income taxes. This standard defines the threshold for recognizing tax positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” criterion, based on the largest benefit that is more than fifty percent realized. Management has analyzed each Fund’s tax positions taken on federal and state tax returns for all open tax years (generally the current and the prior three tax years) and determined that no provision for income tax would be required in the Funds’ financial statements. Tax-related interest or penalties, if applicable, are to be disclosed in the Statements of Operations. For the six months ended March 31, 2017, the Funds did not incur any tax-related interest or penalties.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Dividend and interest withholding taxes and capital gains taxes incurred, for the six months ended March 31, 2017, can be found in the Statements of Operations.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Transactions with Affiliates. The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other entities managed by the Adviser pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act. In compliance with these provisions of Rule 17a-7, each cross-trade is executed at the current market price with no remuneration paid in connection with the transaction.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Custodian Risk. Cash is held at the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”). The Funds are subject to credit risk on any cash balance that exceeds the amount insured by the Federal Deposit Insurance Corporation to the extent that the Custodian may be unable to return cash held.

Indemnification. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Distribution Agreement

International Value Advisers, LLC is the investment adviser of the Funds. The Adviser’s primary business is to provide investment management services to a variety of investment vehicles, including the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing investment advisory services to the Funds, each Fund pays the Adviser an investment advisory fee, calculated daily and paid monthly, at an annual rate of 0.90% of each Fund’s average daily net assets. Investment advisory fees paid for the six months ended March 31, 2017 are disclosed in the Statements of Operations.

The Funds have adopted Distribution and Services Plans (“12b-1 Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under those 12b-1 Plans, the Funds pay a distribution fee with respect to Class A and C shares calculated at the annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of each respective class. The Funds also pay a service fee with respect to Class C

43

Notes to Financial Statements (unaudited)	IVA Funds

shares calculated at the annual rate of 0.25% of the average daily net assets. Class I shares do not participate in 12b-1 Plans. Fees paid under the 12b-1 Plans for the six months ended March 31, 2017 are disclosed in the Statements of Operations.

IVA Funds Distributors, LLC serves as the Funds’ sole and exclusive distributor.

There is a maximum initial sales charge of 5.00% for Class A shares. Class A shares may be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if $1,000,000 or more of Class A shares were initially purchased, a “finder’s fee” was paid to the dealer of record, and the Class A shares were subsequently redeemed within 18 months.

Class C shares may be subject to a CDSC of 1.00% if shares are redeemed within the first 12 months after purchase.

Note 3 – Investments

For the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Worldwide	International
	Fund	Fund

Purchases	$474,307,737	$414,969,400

Sales	$1,164,038,878	$384,143,292

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of March 31, 2017.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$6,937,985,564	$3,547,914,418

Gross unrealized appreciation	$1,379,007,684	$542,808,081

Gross unrealized depreciation	$(189,243,299)	$(217,101,070)

Net unrealized appreciation	$1,189,764,385	$325,707,011

Note 4 – Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the six months ended March 31, 2017, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the six months ended March 31, 2017, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract, movements in foreign investment security values and changes in interest rates. Credit risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

The following summary of derivative instruments and hedging activity for each Fund is grouped by risk-type and provides information about the fair value and location of derivatives within the Statements of Assets and Liabilities at March 31, 2017.

44

Notes to Financial Statements (unaudited)	IVA Funds

Worldwide Fund
	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(5,644,813)

International Fund
	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(6,204,692)

The following is a summary for each Fund grouped by risk-type that provides information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the six months ended March 31, 2017.

Worldwide Fund
			Change in
			Unrealized
			Appreciation/
Risk-Type Category	Derivative Instrument	Realized Gain	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$25,451,994	$2,562,046

International Fund
			Change in
			Unrealized
			Appreciation/
Risk-Type Category	Derivative Instrument	Realized Gain	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$25,888,377	$535,569

During the six months ended March 31, 2017, the Worldwide Fund had average notional values of $447,578,496 on forward foreign currency contracts to sell.

During the six months ended March 31, 2017, the International Fund had average notional values of $376,439,597 on forward foreign currency contracts to sell.

The following tables present, by counterparty, gross amounts of derivatives eligible for offsetting, gross amounts offset in the Statements of Assets and Liabilities and related collateral received and/or pledged, if any, that the Funds have elected to offset under their legally enforceable ISDA Master Netting Agreement with such counterparty. An ISDA Master Netting Agreement is an agreement between the Fund and the counterparty that governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral arrangements, if any. Offsetting mechanisms allow the Funds to pay or receive the net amount of all forward foreign currency contracts outstanding on a given settlement date. At March 31, 2017, the Funds elected to offset forward foreign currency contracts on the Statements of Assets and Liabilities.

Worldwide Fund
		Gross Amount		Net Exposure
	Gross Amount of	Offset in the		Presented in the
	Recognized	Statements of	Collateral	Statements of Assets
Counterparty	Liabilities	Assets and Liabilities	Pledged	and Liabilities

Forward foreign currency contracts
State Street Bank & Trust Co.	$(5,685,995)	$41,182	$4,993,535	$(651,278)

International Fund
		Gross Amount		Net Exposure
	Gross Amount of	Offset in the		Presented in the
	Recognized	Statements of	Collateral	Statements of Assets
Counterparty	Liabilities	Assets and Liabilities	Pledged	and Liabilities

Forward foreign currency contracts
State Street Bank & Trust Co.	$(6,228,212)	$23,520	$4,993,535	$(1,211,157)

45

Notes to Financial Statements (unaudited)	IVA Funds

Note 5 – Shares of Beneficial Interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class of the Worldwide Fund were as follows:

Worldwide Fund
	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016

	Shares	Amount	Shares	Amount

Class A
Shares sold	4,170,089	$72,446,101	8,653,272	$143,643,764
Shares reinvested	906,939	15,626,560	3,963,837	65,086,198
Shares repurchased	(11,961,536)	(208,004,085)	(28,240,021)	(472,721,421)

Net Decrease	(6,884,508)	$(119,931,424)	(15,622,912)	$(263,991,459)

Class C
Shares sold	1,053,568	$18,065,444	3,256,132	$53,547,661
Shares reinvested	504,096	8,564,597	1,842,160	30,082,467
Shares repurchased	(9,342,525)	(160,328,526)	(16,314,163)	(269,246,845)

Net Decrease	(7,784,861)	$(133,698,485)	(11,215,871)	$(185,616,717)

Class I
Shares sold	28,656,335	$500,746,549	59,390,839	$987,552,969
Shares reinvested	3,104,821	53,620,262	13,113,463	215,323,061
Shares repurchased	(43,466,635)	(754,792,903)	(104,607,457)	(1,747,019,925)

Net Decrease	(11,705,479)	$(200,426,092)	(32,103,155)	$(544,143,895)

Transactions in shares of each class of the International Fund were as follows:

International Fund
	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016

	Shares	Amount	Shares	Amount

Class A
Shares sold	764,986	$12,344,102	6,932,316	$113,732,117
Shares reinvested	184,673	2,923,376	1,906,896	29,690,378
Shares repurchased	(2,118,353)	(34,153,095)	(19,940,351)	(310,588,962)

Net Decrease	(1,168,694)	$(18,885,617)	(11,101,139)	$(167,166,467)

Class C
Shares sold	104,247	$1,655,350	478,931	$7,447,454
Shares reinvested	35,327	550,744	218,714	3,370,382
Shares repurchased	(710,239)	(11,252,445)	(974,718)	(15,223,470)

Net Decrease	(570,665)	$(9,046,351)	(277,073)	$(4,405,634)

Class I
Shares sold	14,719,084	$237,534,759	53,759,331	$842,635,732
Shares reinvested	2,820,082	44,670,105	11,400,118	177,499,830
Shares repurchased	(28,984,505)	(466,690,613)	(34,817,884)	(552,154,849)

Net Increase (Decrease)	(11,445,339)	$(184,485,749)	30,341,565	$467,980,713

46

Notes to Financial Statements (unaudited)	IVA Funds

Redemption Fees. The Funds impose a redemption fee of 2% of the total redemption amount on the Funds’ shares redeemed within 30 days of buying them or acquiring them by exchange. The redemption fee is credited to the applicable Fund. The purpose of the redemption fee is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

47

Additional Information (unaudited)	IVA Funds

Proxy Voting. Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1)without charge, upon request, by calling 866-941-4482, and (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov by accessing the Funds’ Form N-PX and Statement of Additional Information in the Funds’ registration statement on Form N-1A.

Schedules of Portfolio Holdings. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain the Funds’ Form N-Q, shareholders can call 866-941-4482.

Trustees and Officers of the Funds. Additional information about Trustees and officers of the Funds is included in the Statement of Additional Information which is available, without charge, upon request, by calling 866-941-4482.

48

Fund Expenses (unaudited)	IVA Funds

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including initial sales charges and/or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other operating fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2017(a)
	Actual Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(b)
Worldwide Fund
Class A	5.26%	$1,000.00	$1,052.60	1.25%	$6.40
Class C	4.91%	1,000.00	1,049.10	2.00%	10.22
Class I	5.43%	1,000.00	1,054.30	1.00%	5.12
International Fund
Class A	4.25%	$1,000.00	$1,042.50	1.25%	$6.37
Class C	3.86%	1,000.00	1,038.60	2.00%	10.17
Class I	4.38%	1,000.00	1,043.80	1.00%	5.10

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as initial sales charges (loads) or redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2017
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(b)
Worldwide Fund
Class A	5.00%	$1,000.00	$1,018.70	1.25%	$6.29
Class C	5.00%	1,000.00	1,014.96	2.00%	10.05
Class I	5.00%	1,000.00	1,019.95	1.00%	5.04
International Fund
Class A	5.00%	$1,000.00	$1,018.70	1.25%	$6.29
Class C	5.00%	1,000.00	1,014.96	2.00%	10.05
Class I	5.00%	1,000.00	1,019.95	1.00%	5.04

(a)	Assumes reinvestment of all dividends and capital gain distributions, if any.
(b)
Expenses are equal to the Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year, then divided by 365.

49

IVA Funds

www.ivafunds.com

Investment Adviser
International Value Advisers, LLC
717 Fifth Avenue
New York, NY 10022

Distributor
IVA Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
State Street Bank and Trust Company
One Heritage Drive
Quincy, MA 02171-2105

Transfer Agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Counsel
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2950

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston MA, 02116-5072

This report is submitted for the general information of the Funds’ shareholders. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by the Funds’ current prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

The commentary within An Owner’s Manual, the Letter from the President, the Letter from the Portfolio Managers, and the Management’s Discussion of Fund Performance reflects their current views and opinions as of the date of this report. Any such views are subject to change at any time based upon market or other conditions and IVA Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on numerous factors, may not be relied on as an indication of trading intent. References to specific securities should not be construed as recommendations or investment advice.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a) The schedules of investments are included in the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Nominating and Governance Committee may, in its sole discretion, consider nominees recommended by each Fund’s shareholders.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Michael W. Malafronte, the registrant’s President and Chief Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Chief Financial Officer, reviewed the registrant’s Disclosure Controls and Procedures and Internal Control over Financial Reporting (the “Procedures”) (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s Procedures (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s Procedures.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:

Michael W. Malafronte
President and Chief Executive Officer

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

Michael W. Malafronte
President and Chief Executive Officer

Date:	May 30, 2017

By:

Stefanie J. Hempstead
Treasurer and Chief Financial Officer

Date:	May 30, 2017